Fair Value Measurements (Details 2) $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Balance at December 31, 2015	$ 0
Issuance of warrants	1,281
Change in fair value upon re-measurement	(435)
Balance at September 30, 2016	$ 846